Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 313,950,000.00
Previously Paid Amount	1,238.76
Total Fee Amount	43,356.50
Total Offset Amount	0.00
Net Fee	$ 42,117.74
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A